Lease Obligations - Schedule of Lease Expense (Details) - USD ($) $ in Millions	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Jun. 30, 2021	Dec. 31, 2022	Dec. 31, 2020
Leases [Line Items]
Operating lease cost	$ 14		$ 25
Finance lease cost:
Amortization of leased assets	12		25
Interest of lease liabilities	2		3
Variable and short-term lease cost	3		6
Sublease income	(3)		(8)
Total lease cost	$ 28		$ 51
Alight Holdings
Leases [Line Items]
Operating lease cost		$ 16		$ 40
Finance lease cost:
Amortization of leased assets		13		21
Interest of lease liabilities		2		4
Variable and short-term lease cost		3		6
Sublease income		(4)		(6)
Total lease cost		$ 30		$ 65